Brighthouse Franklin Low Duration Total Return Portfolio Annual Fund Operating Expenses - Brighthouse Franklin Low Duration Total Return Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.50%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2026 through April 30, 2027, to reduce the Management Fee for each class of the Portfolio. Additionally, Brighthouse Investment Advisers, LLC has contractually agreed to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by BIA to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio’s assets are aggregated with those of Brighthouse/Templeton International Bond Portfolio. These arrangements may be modified or discontinued prior to April 30, 2027, only with the approval of the Board of Trustees of the Portfolio.